Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 99.1%
Australia - 7.5%
Afterpay Ltd.*	3,249	$159,700
AGL Energy Ltd.	13,008	155,043
Alumina Ltd.	63,569	69,294
AMP Ltd.*	76,149	80,004
Ampol Ltd.	5,794	109,198
APA Group	24,849	196,025
Aristocrat Leisure Ltd.	13,262	248,994
ASX Ltd.	4,756	281,900
Aurizon Holdings Ltd.	41,733	133,183
Australia & New Zealand Banking Group Ltd.	49,936	643,176
Bendigo & Adelaide Bank Ltd.	14,350	70,803
BHP Group Ltd.	51,229	1,350,154
BHP Group PLC	36,224	786,853
BlueScope Steel Ltd.	10,460	83,940
Boral Ltd.	31,155	80,211
Brambles Ltd.	29,737	229,893
Coca-Cola Amatil Ltd.	17,114	100,396
Cochlear Ltd.	1,010	137,780
Coles Group Ltd.	22,659	295,261
Commonwealth Bank of Australia	31,348	1,600,663
Computershare Ltd.	13,511	130,129
CSL Ltd.	8,069	1,562,984
Dexus	26,607	162,381
Fortescue Metals Group Ltd.	29,467	367,913
Glencore PLC*	188,802	432,762
Goodman Group	36,358	441,435
GPT Group (The)	48,798	135,782
Incitec Pivot Ltd.	42,200	55,837
Insurance Australia Group Ltd.	48,132	175,696
Lendlease Group	13,202	107,460
Macquarie Group Ltd.	6,169	546,332
Medibank Pvt Ltd.	66,974	135,446
Mirvac Group	97,302	145,840
National Australia Bank Ltd.	52,638	666,654
Newcrest Mining Ltd.	14,496	365,725
Northern Star Resources Ltd.	14,425	159,932
Oil Search Ltd.	46,655	97,699
Orica Ltd.	10,062	124,764
Origin Energy Ltd.	36,092	138,994
QBE Insurance Group Ltd.	28,620	203,401
Ramsay Health Care Ltd.	3,835	170,462
Rio Tinto Ltd.	6,556	479,567
Rio Tinto PLC	19,036	1,153,046
Santos Ltd.	37,409	141,383
Scentre Group	100,609	147,190
SEEK Ltd.	9,964	154,847
Sonic Healthcare Ltd.	11,070	254,837
South32 Ltd.	93,683	138,401
Stockland	55,689	127,400
Suncorp Group Ltd.	26,206	160,686
Sydney Airport	28,147	105,571
Telstra Corp., Ltd.	73,891	177,520
Transurban Group	51,312	508,186
Treasury Wine Estates Ltd.	15,447	119,640
Vicinity Centres	81,733	76,492
Wesfarmers Ltd.	20,209	674,644
Westpac Banking Corp.	61,438	752,990
Woodside Petroleum Ltd.	19,193	275,423
Woolworths Group Ltd.	24,016	666,189

Total Australia		19,254,111

	Shares	Value

Common Stocks (continued)
Austria - 0.1%
ANDRITZ AG	2,218	$74,697
Erste Group Bank AG*	6,600	147,505
OMV AG*	3,734	117,981

Total Austria		340,183

Belgium - 0.9%
Ageas SA/NV	4,339	163,418
Anheuser-Busch InBev SA/NV	14,512	791,440
Galapagos NV*	1,029	191,767
Groupe Bruxelles Lambert SA	2,806	244,610
KBC Group NV(a)	5,140	293,691
Solvay SA	1,608	125,610
UCB SA	2,579	331,956
Umicore SA	4,415	208,516

Total Belgium		2,351,008

Cambodia - 0.0%(b)
NagaCorp Ltd.	42,792	45,662

China - 0.3%
AAC Technologies Holdings, Inc.(a)	16,054	127,807
BOC Hong Kong Holdings Ltd.	72,779	202,837
China Mengniu Dairy Co., Ltd.*	55,425	259,954
Lenovo Group Ltd.	148,842	89,687
Want Want China Holdings Ltd.	141,835	104,864

Total China		785,149

Denmark - 2.2%
AP Moller - Maersk A/S, Class B(a)	170	217,971
Carlsberg AS, Class B	1,945	286,563
Chr Hansen Holding A/S	2,198	250,207
Coloplast A/S, Class B	2,638	450,650
Danske Bank A/S*	12,468	201,114
DSV PANALPINA A/S	3,829	527,056
Genmab A/S*	1,114	381,848
GN Store Nord A/S	2,440	149,337
ISS A/S*	4,051	62,502
Novo Nordisk A/S, Class B	28,378	1,878,305
Novozymes A/S, Class B	4,234	253,691
Orsted A/S‡	3,028	433,145
Pandora A/S	1,840	116,880
Vestas Wind Systems A/S	3,845	495,562

Total Denmark		5,704,831

Finland - 1.2%
Elisa OYJ	3,090	184,377
Fortum OYJ	8,246	167,910
Kone OYJ, Class B	7,054	560,873
Neste OYJ	7,499	344,771
Nokia OYJ*	102,706	493,086
Nokian Renkaat OYJ	3,190	76,802
Nordea Bank Abp*	56,962	442,270
Sampo OYJ, Class A	9,131	331,156
Stora Enso OYJ, Class R	12,671	159,724
UPM-Kymmene OYJ	10,485	280,578
Wartsila OYJ Abp	11,124	93,131

Total Finland		3,134,678

France - 9.5%
Accor SA*(a)	4,497	112,948
Aeroports de Paris(a)	530	50,138

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Air Liquide SA	8,379	$1,383,180
Airbus SE*	9,765	716,036
Alstom SA*	3,673	205,135
Arkema SA	1,639	169,818
Atos SE*	1,922	164,548
AXA SA	33,655	671,137
BNP Paribas SA*	19,590	790,280
Bouygues SA*	4,269	151,443
Bureau Veritas SA*	6,823	149,463
Capgemini SE	2,838	367,475
Carrefour SA	10,773	171,977
Cie de Saint-Gobain*	9,399	346,433
Cie Generale des Etablissements Michelin	3,347	349,634
Credit Agricole SA*	20,666	198,580
Danone SA(a)	10,033	670,792
Dassault Systemes SE	2,556	465,763
Edenred	5,188	258,460
Electricite de France SA	7,581	76,647
Engie SA*	29,790	397,709
EssilorLuxottica SA*	5,344	709,023
Eutelsat Communications SA(a)	4,793	48,572
Faurecia SE*	1,305	50,755
Getlink SE*	10,349	155,786
Hermes International	600	486,859
Ingenico Group SA*	1,354	217,990
Ipsen SA	848	81,925
Kering SA	1,346	766,775
Klepierre SA	4,234	73,048
Legrand SA	5,520	427,414
L'Oreal SA	4,269	1,428,610
LVMH Moet Hennessy Louis Vuitton SE	4,414	1,914,272
Orange SA	33,492	392,558
Orpea*	1,210	154,815
Pernod Ricard SA	3,664	632,571
Peugeot SA*	9,881	159,374
Publicis Groupe SA*	4,102	132,179
Renault SA*	3,555	84,307
Rexel SA*	7,966	94,066
Rubis SCA	2,197	103,814
Safran SA*	5,954	629,712
Sanofi	19,377	2,028,973
Schneider Electric SE	9,699	1,126,721
SCOR SE*	3,519	90,715
SEB SA	539	89,295
Societe Generale SA*	13,356	205,062
Sodexo SA	1,511	104,132
Teleperformance	1,225	358,230
Thales SA	2,139	155,202
TOTAL SE	42,664	1,579,091
Ubisoft Entertainment SA*	1,748	146,303
Unibail-Rodamco-Westfield	2,582	135,929
Valeo SA	4,818	123,859
Veolia Environnement SA	9,410	214,869
Vinci SA	8,463	728,546
Vivendi SA	16,212	429,423
Worldline SA‡*	2,310	198,640

Total France		24,327,011

Germany - 8.2%
adidas AG*	3,475	961,139
Allianz SE	7,335	1,528,468
Aroundtown SA*	17,810	107,576
BASF SE	16,678	923,174

	Shares	Value
Common Stocks (continued)
Germany (continued)
Bayer AG	16,707	$1,111,079
Bayerische Motoren Werke AG	6,167	398,898
Beiersdorf AG	2,185	261,348
Brenntag AG	3,362	207,206
Carl Zeiss Meditec AG*	668	70,026
Commerzbank AG*(a)	20,905	107,508
Continental AG	1,948	190,178
Covestro AG‡	3,225	125,314
Daimler AG	14,246	630,036
Delivery Hero SE‡*	2,368	273,744
Deutsche Bank AG*	38,038	341,443
Deutsche Boerse AG	3,424	625,957
Deutsche Lufthansa AG*(a)	4,723	41,764
Deutsche Post AG*	17,158	695,113
Deutsche Telekom AG	56,165	940,770
Deutsche Wohnen SE	7,441	362,518
E.ON SE	39,298	461,725
Fresenius Medical Care AG & Co. KGaA*	3,899	344,041
Fresenius SE & Co. KGaA*	7,731	386,428
GEA Group AG	3,774	136,694
Hannover Rueck SE	1,262	213,998
HeidelbergCement AG	2,891	161,358
Henkel AG & Co. KGaA	1,673	145,703
HUGO BOSS AG	1,617	44,208
Infineon Technologies AG	24,461	611,188
KION Group AG	1,468	113,181
LANXESS AG*	2,300	119,669
LEG Immobilien AG*	1,229	171,866
Merck KGaA	2,410	307,924
MTU Aero Engines AG*	1,114	193,446
Muenchener Rueckversicherungs-Gesellschaft AG	2,258	600,235
Puma SE*	1,461	113,747
Rheinmetall AG	838	79,513
RWE AG	11,463	433,489
SAP SE	19,738	3,122,450
Scout24 AG‡	2,080	180,658
Siemens AG	13,590	1,740,721
Symrise AG	2,848	357,151
thyssenkrupp AG*(a)	9,634	74,847
TUI AG(a)	8,648	32,701
United Internet AG	2,423	110,224
Vonovia SE	8,816	575,247
Zalando SE‡*	3,083	223,259

Total Germany		20,958,930

Hong Kong - 2.7%
AIA Group Ltd.	218,227	1,972,440
ASM Pacific Technology Ltd.	7,518	84,490
CK Asset Holdings Ltd.	51,705	287,206
CK Infrastructure Holdings Ltd.	16,256	84,739
CLP Holdings Ltd.	30,962	293,233
Hang Lung Properties Ltd.	50,615	124,216
Hang Seng Bank Ltd.	14,473	227,640
Henderson Land Development Co., Ltd.	30,570	114,585
Hong Kong & China Gas Co., Ltd.	204,237	293,040
Hong Kong Exchanges & Clearing Ltd.	23,527	1,123,803
Hongkong Land Holdings Ltd.	26,757	101,409
Hysan Development Co., Ltd.	24,080	66,490
Jardine Matheson Holdings Ltd.	4,150	169,818
Jardine Strategic Holdings Ltd.	3,950	79,790
Link REIT	40,285	312,655
MTR Corp., Ltd.	31,190	154,940

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
New World Development Co., Ltd.	32,696	$159,468
Power Assets Holdings Ltd.	29,437	163,893
Sino Land Co., Ltd.	79,585	96,424
Sun Hung Kai Properties Ltd.	26,945	329,937
Swire Pacific Ltd., Class A	13,599	67,291
Techtronic Industries Co., Ltd.	28,096	293,460
Vitasoy International Holdings Ltd.(a)	19,807	75,265
WH Group Ltd.‡	166,094	147,659
Wharf Real Estate Investment Co., Ltd.(a)	40,933	144,714

Total Hong Kong		6,968,605

Ireland - 0.6%
Bank of Ireland Group PLC*	19,812	40,999
CRH PLC	14,000	508,252
Flutter Entertainment PLC	2,302	346,552
Kerry Group PLC, Class A	2,880	381,427
Kingspan Group PLC	2,997	215,295
Smurfit Kappa Group PLC	4,569	152,319

Total Ireland		1,644,844

Israel - 0.5%
Bank Hapoalim BM	37,597	223,775
Bank Leumi Le-Israel BM	44,204	221,393
Israel Discount Bank Ltd., Class A	52,031	157,978
Nice Ltd.*	1,973	401,414
Teva Pharmaceutical Industries Ltd.*	20,159	228,535

Total Israel		1,233,095

Italy - 2.0%
Amplifon SpA*	2,852	97,634
Assicurazioni Generali SpA	23,341	349,425
Atlantia SpA*	10,438	166,012
Banco BPM SpA*(a)	34,669	52,106
Enel SpA	142,673	1,303,966
Eni SpA	46,098	411,067
Ferrari NV	2,113	378,166
FinecoBank Banca Fineco SpA*	13,386	194,300
Intesa Sanpaolo SpA*	252,533	509,805
Leonardo SpA	10,139	64,862
Mediobanca Banca di Credito Finanziario SpA	19,264	154,401
Moncler SpA*	3,879	149,533
Prysmian SpA	6,261	160,141
Recordati SpA	2,936	157,065
Snam SpA	45,621	242,761
Telecom Italia SpA	310,967	125,318
Terna Rete Elettrica Nazionale SpA	35,231	262,712
UniCredit SpA*	39,304	358,849

Total Italy		5,138,123

Japan - 24.1%
Advantest Corp.	4,018	216,614
Aeon Co., Ltd.	14,546	342,566
AGC, Inc.	4,849	135,660
Air Water, Inc.	6,165	79,592
Aisin Seiki Co., Ltd.	3,746	106,998
Ajinomoto Co., Inc.	11,016	198,378
Alfresa Holdings Corp.	5,333	109,051
Alps Alpine Co., Ltd.	4,644	58,110
Amada Co., Ltd.	11,703	78,478
Aozora Bank Ltd.	4,783	76,316
Asahi Group Holdings Ltd.	8,051	262,250

	Shares	Value
Common Stocks (continued)
Japan (continued)
Asahi Intecc Co., Ltd.	3,666	$102,217
Asahi Kasei Corp.	26,388	187,659
Astellas Pharma, Inc.	36,872	575,417
Bandai Namco Holdings, Inc.	3,970	218,570
Bank of Kyoto Ltd. (The)(a)	1,965	71,831
Bridgestone Corp.	11,522	337,171
Brother Industries Ltd.	6,858	105,987
Canon, Inc.	19,436	308,094
Central Japan Railway Co.	3,426	411,684
Chiba Bank Ltd. (The)	16,392	74,728
Chubu Electric Power Co., Inc.	13,664	162,125
Chugai Pharmaceutical Co., Ltd.	13,755	616,132
Concordia Financial Group Ltd.	28,364	83,431
Dai Nippon Printing Co., Ltd.	7,432	161,250
Daifuku Co., Ltd.	2,114	189,946
Dai-ichi Life Holdings, Inc.	21,068	245,093
Daiichi Sankyo Co., Ltd.	11,513	1,008,109
Daikin Industries Ltd.	4,944	862,733
Daito Trust Construction Co., Ltd.	1,548	121,111
Daiwa House Industry Co., Ltd.	12,666	279,364
Daiwa Securities Group, Inc.	33,714	147,955
Denso Corp.	8,355	305,657
Dentsu Group, Inc.	4,630	102,821
East Japan Railway Co.	6,838	392,637
Eisai Co., Ltd.	5,105	409,781
Electric Power Development Co., Ltd.	3,995	54,221
ENEOS Holdings, Inc.	60,842	211,304
FamilyMart Co., Ltd.(a)	4,442	99,066
FANUC Corp.	3,472	581,403
Fast Retailing Co., Ltd.	963	510,509
FUJIFILM Holdings Corp.	7,306	325,947
Fujitsu Ltd.	3,867	516,429
Fukuoka Financial Group, Inc.	4,988	72,228
Goldwin, Inc.	751	44,536
Hamamatsu Photonics K.K.	3,497	150,821
Hankyu Hanshin Holdings, Inc.	5,258	149,937
Hirose Electric Co., Ltd.	948	99,256
Hisamitsu Pharmaceutical Co., Inc.	1,793	78,093
Hitachi Ltd.	16,992	502,705
Honda Motor Co., Ltd.	31,609	754,574
Hoya Corp.	6,852	675,285
Idemitsu Kosan Co., Ltd.	4,741	97,753
IHI Corp.	3,553	43,955
Inpex Corp.	20,482	116,058
Isetan Mitsukoshi Holdings Ltd.	8,849	40,173
Isuzu Motors Ltd.	13,683	111,232
ITOCHU Corp.	27,141	590,412
Japan Exchange Group, Inc.	11,340	268,136
Japan Tobacco, Inc.	22,457	384,868
JFE Holdings, Inc.	11,214	72,547
JGC Holdings Corp.	6,521	65,623
Kajima Corp.	9,691	105,957
Kansai Electric Power Co., Inc. (The)	14,866	140,814
Kansai Paint Co., Ltd.	5,546	106,482
Kao Corp.	8,865	640,245
KDDI Corp.	31,172	960,839
Keikyu Corp.	6,816	88,641
Keio Corp.	2,907	144,071
Keisei Electric Railway Co., Ltd.	4,050	98,329
Keyence Corp.	3,274	1,369,302
Kikkoman Corp.(a)	4,121	191,570
Kintetsu Group Holdings Co., Ltd.	4,018	155,810
Kirin Holdings Co., Ltd.	15,402	296,299
Kobayashi Pharmaceutical Co., Ltd.	1,292	114,377

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Koito Manufacturing Co., Ltd.	2,832	$110,489
Komatsu Ltd.	17,964	351,023
Konami Holdings Corp.(a)	2,071	62,974
Konica Minolta, Inc.	11,825	31,092
Kose Corp.	596	59,752
Kubota Corp.	22,069	313,825
Kuraray Co., Ltd.	10,149	99,061
Kurita Water Industries Ltd.	4,600	123,081
Kyocera Corp.	6,405	354,023
Kyowa Kirin Co., Ltd.	6,740	165,743
Kyushu Electric Power Co., Inc.	10,147	84,838
Lion Corp.	5,685	146,736
LIXIL Group Corp.	6,633	88,206
M3, Inc.	9,005	458,213
Makita Corp.	5,962	227,529
Marubeni Corp.	35,824	164,330
Marui Group Co., Ltd.	6,262	90,202
Matsumotokiyoshi Holdings Co., Ltd.	2,016	67,022
Mazda Motor Corp.	12,042	67,311
MEIJI Holdings Co., Ltd.	2,887	225,543
MINEBEA MITSUMI, Inc.	8,485	138,193
MISUMI Group, Inc.	6,957	164,104
Mitsubishi Chemical Holdings Corp.	27,799	148,763
Mitsubishi Corp.	23,932	479,749
Mitsubishi Electric Corp.	38,231	495,560
Mitsubishi Estate Co., Ltd.	22,889	328,841
Mitsubishi Heavy Industries Ltd.	6,361	147,188
Mitsubishi Materials Corp.	3,226	65,509
Mitsubishi Motors Corp.	15,448	30,098
Mitsubishi UFJ Financial Group, Inc.	233,719	869,179
Mitsui & Co., Ltd.	32,492	483,708
Mitsui Chemicals, Inc.	3,907	74,127
Mitsui Fudosan Co., Ltd.	17,603	274,376
Mizuho Financial Group, Inc.	443,773	535,566
MonotaRO Co., Ltd.	2,811	119,773
MS&AD Insurance Group Holdings, Inc.	9,922	247,370
Murata Manufacturing Co., Ltd.	10,564	660,337
Nabtesco Corp.	3,328	99,780
NEC Corp.	5,203	289,848
Nexon Co., Ltd.	7,811	201,684
NGK Spark Plug Co., Ltd.	5,498	73,269
NH Foods Ltd.	2,969	129,874
Nidec Corp.	8,910	705,772
Nihon M&A Center, Inc.	3,158	152,927
Nikon Corp.	9,384	65,146
Nintendo Co., Ltd.	1,931	848,157
Nippon Express Co., Ltd.	1,916	90,789
Nippon Paint Holdings Co., Ltd.(a)	3,460	234,965
Nippon Shinyaku Co., Ltd.	1,486	114,264
Nippon Steel Corp.	15,764	127,850
Nippon Telegraph & Telephone Corp.	23,976	554,103
Nissan Chemical Corp.	3,654	191,115
Nissan Motor Co., Ltd.	34,780	118,751
Nisshin Seifun Group, Inc.(a)	8,111	123,894
Nissin Foods Holdings Co., Ltd.	2,272	203,713
Nitori Holdings Co., Ltd.	1,585	347,342
Nitto Denko Corp.	3,374	189,873
Nomura Holdings, Inc.	62,619	290,027
Nomura Research Institute Ltd.	6,654	174,704
NSK Ltd.	11,155	73,853
NTT Data Corp.	14,598	164,440
NTT DOCOMO, Inc.	22,041	606,112
Obayashi Corp.	16,797	149,017
Obic Co., Ltd.	1,599	285,984

	Shares	Value
Common Stocks (continued)
Japan (continued)
Odakyu Electric Railway Co., Ltd.(a)	7,477	$155,296
Oji Holdings Corp.	24,771	103,086
Olympus Corp.	20,468	364,622
Omron Corp.	4,144	295,132
Ono Pharmaceutical Co., Ltd.	9,370	262,631
Oriental Land Co., Ltd.	3,755	449,975
ORIX Corp.	24,655	264,902
Osaka Gas Co., Ltd.	8,268	152,019
Otsuka Corp.	2,181	112,629
Otsuka Holdings Co., Ltd.	8,492	350,989
Pan Pacific International Holdings Corp.	11,047	251,073
Panasonic Corp.	40,298	343,027
PeptiDream, Inc.*	2,180	87,526
Pigeon Corp.	2,444	94,658
Rakuten, Inc.	15,963	145,695
Recruit Holdings Co., Ltd.	22,178	685,498
Renesas Electronics Corp.*	13,553	74,091
Resona Holdings, Inc.	47,723	155,180
Ricoh Co., Ltd.	16,543	105,614
Rohm Co., Ltd.	2,014	127,054
Ryohin Keikaku Co., Ltd.	5,905	70,762
Santen Pharmaceutical Co., Ltd.	9,609	161,771
SBI Holdings, Inc.	5,678	118,522
Secom Co., Ltd.	4,069	349,481
Seiko Epson Corp.	7,156	75,195
Sekisui Chemical Co., Ltd.	10,467	141,764
Sekisui House Ltd.(a)	12,552	227,700
Seven & i Holdings Co., Ltd.	14,400	436,644
SG Holdings Co., Ltd.	4,232	154,902
Shimadzu Corp.	6,492	163,390
Shimano, Inc.	1,664	361,979
Shimizu Corp.	14,612	104,480
Shin-Etsu Chemical Co., Ltd.	7,325	850,415
Shionogi & Co., Ltd.	5,906	349,623
Shiseido Co., Ltd.	7,104	393,062
Shizuoka Bank Ltd. (The)	14,812	95,823
Showa Denko K.K.	3,126	64,335
SMC Corp.	1,089	567,211
Softbank Corp.	31,626	423,106
SoftBank Group Corp.	28,591	1,783,388
Sompo Holdings, Inc.	7,112	232,403
Sony Corp.	21,538	1,645,142
Sotetsu Holdings, Inc.	3,386	80,223
Stanley Electric Co., Ltd.	4,171	99,255
Subaru Corp.	11,586	218,559
SUMCO Corp.	5,557	84,882
Sumitomo Chemical Co., Ltd.	32,784	93,952
Sumitomo Corp.	24,011	265,704
Sumitomo Dainippon Pharma Co., Ltd.	3,633	45,219
Sumitomo Electric Industries Ltd.	15,937	175,755
Sumitomo Metal Mining Co., Ltd.	5,063	150,075
Sumitomo Mitsui Financial Group, Inc.	24,949	660,713
Sumitomo Mitsui Trust Holdings, Inc.	7,404	189,774
Sumitomo Realty & Development Co., Ltd.	8,682	220,848
Suntory Beverage & Food Ltd.	3,152	118,502
Suzuki Motor Corp.	8,141	267,337
Sysmex Corp.	3,806	292,694
T&D Holdings, Inc.	13,613	111,113
Taiheiyo Cement Corp.	3,701	79,985
Taisei Corp.	5,041	172,595
Taisho Pharmaceutical Holdings Co., Ltd.	1,351	76,284
Taiyo Yuden Co., Ltd.	2,916	91,565
Takeda Pharmaceutical Co., Ltd.	27,581	979,800
TDK Corp.	2,598	287,001

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Teijin Ltd.	6,253	$89,836
Terumo Corp.	12,920	485,737
Tobu Railway Co., Ltd.	5,342	148,846
Toho Co., Ltd.	3,667	108,730
Tohoku Electric Power Co., Inc.	10,194	96,126
Tokio Marine Holdings, Inc.	12,313	516,603
Tokyo Electric Power Co. Holdings, Inc.*	31,371	83,078
Tokyo Electron Ltd.	2,771	754,798
Tokyo Gas Co., Ltd.	9,552	201,511
Tokyu Corp.	12,450	138,006
Toppan Printing Co., Ltd.	7,715	115,510
Toray Industries, Inc.	31,770	136,449
Toshiba Corp.	8,525	258,016
TOTO Ltd.	3,997	149,325
Toyo Suisan Kaisha Ltd.	2,959	179,113
Toyota Industries Corp.	3,571	180,357
Toyota Motor Corp.	42,708	2,511,261
Toyota Tsusho Corp.	5,252	132,033
Tsuruha Holdings, Inc.	1,093	150,826
Unicharm Corp.	8,286	372,882
USS Co., Ltd.	7,049	104,738
West Japan Railway Co.	3,676	157,429
Yakult Honsha Co., Ltd.	3,041	172,859
Yamada Denki Co., Ltd.	18,482	79,885
Yamaguchi Financial Group, Inc.	10,843	63,686
Yamaha Corp.	3,172	145,505
Yamaha Motor Co., Ltd.	6,594	95,732
Yamato Holdings Co., Ltd.	7,671	195,530
Yaskawa Electric Corp.	5,236	172,585
Z Holdings Corp.	55,379	291,744
ZOZO, Inc.	2,157	58,347

Total Japan		61,796,723

Luxembourg - 0.2%
ArcelorMittal SA*	11,068	122,241
Eurofins Scientific SE*	256	167,041
SES SA	7,230	51,263
Tenaris SA	10,874	63,418

Total Luxembourg		403,963

Macau - 0.2%
Galaxy Entertainment Group Ltd.	43,274	294,814
Sands China Ltd.	49,883	193,090

Total Macau		487,904

Netherlands - 4.1%
ABN AMRO Bank NV‡	6,377	52,967
Adyen NV‡*	496	831,099
Aegon NV	34,439	102,055
Akzo Nobel NV	3,836	361,706
Argenx SE*	869	200,792
ASML Holding NV	6,786	2,404,926
ASR Nederland NV	2,289	73,975
EXOR NV	2,253	126,948
Heineken Holding NV	2,016	174,861
Heineken NV	4,272	415,447
ING Groep NV	70,430	491,039
JDE Peet’s BV*	1,081	48,255
Just Eat Takeaway.com NV‡*	2,433	263,448
Koninklijke Ahold Delhaize NV	18,917	547,378
Koninklijke DSM NV(a)	3,389	519,371
Koninklijke KPN NV(a)	67,528	175,195

	Shares	Value
Common Stocks (continued)
Netherlands (continued)
Koninklijke Philips NV*	16,993	$881,935
NN Group NV	6,954	254,916
Randstad NV	2,301	110,633
Royal Dutch Shell PLC, Class A	73,188	1,077,400
Royal Dutch Shell PLC, Class B	64,947	921,305
Wolters Kluwer NV	5,028	397,524

Total Netherlands		10,433,175

New Zealand - 0.5%
a2 Milk Co., Ltd.*	16,322	226,591
Auckland International Airport Ltd.	39,552	168,098
Fisher & Paykel Healthcare Corp., Ltd.	15,772	378,235
Fletcher Building Ltd.	28,127	63,330
Spark New Zealand Ltd.	55,861	183,454
Xero Ltd.*	2,109	136,032

Total New Zealand		1,155,740

Norway - 0.6%
Aker BP ASA	2,411	45,132
DNB ASA*	20,476	312,479
Equinor ASA	18,665	276,104
Mowi ASA	6,868	123,912
Norsk Hydro ASA*	27,101	75,821
Orkla ASA	17,666	174,153
Schibsted ASA, Class A*	3,479	126,800
Telenor ASA	11,747	182,244
Yara International ASA	3,581	150,003

Total Norway		1,466,648

Poland - 0.2%
Bank Polska Kasa Opieki SA*	6,138	83,196
CD Projekt SA*	1,489	160,406
mBank SA*	883	44,343
Polski Koncern Naftowy ORLEN SA	6,812	97,261
Powszechna Kasa Oszczednosci Bank Polski SA*	20,354	118,634
Powszechny Zaklad Ubezpieczen SA	13,840	100,212

Total Poland		604,052

Portugal - 0.2%
EDP - Energias de Portugal SA	51,359	260,237
Galp Energia SGPS SA	8,407	88,477
Jeronimo Martins SGPS SA	5,850	98,888

Total Portugal		447,602

Russia - 0.1%
Polymetal International PLC	10,021	249,241

Singapore - 1.1%
Ascendas Real Estate Investment Trust	103,519	267,233
CapitaLand Commercial Trust	119,757	140,603
CapitaLand Ltd.	59,580	119,916
CapitaLand Mall Trust	96,778	133,385
ComfortDelGro Corp., Ltd.	66,230	65,684
DBS Group Holdings Ltd.	33,597	484,367
Genting Singapore Ltd.	178,399	95,620
Keppel Corp., Ltd.(a)	37,128	146,205
Oversea-Chinese Banking Corp., Ltd.	65,261	407,376
Singapore Exchange Ltd.	28,875	172,033
Singapore Technologies Engineering Ltd.	52,005	124,011
Singapore Telecommunications Ltd.	153,715	277,994

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Singapore (continued)
United Overseas Bank Ltd.	24,707	$349,354

Total Singapore		2,783,781

South Africa - 0.2%
Anglo American PLC	21,304	522,936
Investec PLC	15,875	31,358

Total South Africa		554,294

South Korea - 4.8%
Amorepacific Corp.	774	107,843
Celltrion Healthcare Co., Ltd.*	1,633	129,527
Celltrion, Inc.*	1,914	476,331
Coway Co., Ltd.	1,628	104,807
DB Insurance Co., Ltd.	1,629	64,400
E-MART, Inc.	668	63,918
GS Holdings Corp.	2,143	62,955
Hana Financial Group, Inc.	6,538	161,886
Hankook Tire & Technology Co., Ltd.	2,286	49,983
Hanmi Pharm Co., Ltd.	244	53,965
Hotel Shilla Co., Ltd.	892	52,634
Hyundai Engineering & Construction Co., Ltd.	1,767	50,871
Hyundai Heavy Industries Holdings Co., Ltd.	254	50,420
Hyundai Mobis Co., Ltd.	1,260	217,333
Hyundai Motor Co.	3,259	346,033
Industrial Bank of Korea	9,866	67,159
Kakao Corp.	1,219	351,458
Kangwon Land, Inc.	4,037	77,426
KB Financial Group, Inc.	8,133	240,631
Kia Motors Corp.	5,640	191,251
Korea Electric Power Corp.*	5,534	88,719
Korea Shipbuilding & Offshore Engineering Co., Ltd.*	946	70,827
Korea Zinc Co., Ltd.	302	104,942
KT&G Corp.	2,487	168,875
LG Chem Ltd.	981	467,692
LG Corp.	2,510	155,901
LG Display Co., Ltd.*	5,394	57,046
LG Electronics, Inc.	2,278	135,181
LG Household & Health Care Ltd.	205	235,903
Lotte Chemical Corp.	359	50,773
NAVER Corp.	2,630	664,454
NCSoft Corp.	375	255,267
POSCO	1,361	221,045
Samsung Biologics Co., Ltd.‡*	321	197,493
Samsung C&T Corp.	1,719	152,941
Samsung Electro-Mechanics Co., Ltd.	1,199	141,396
Samsung Electronics Co., Ltd.	82,894	4,028,506
Samsung Fire & Marine Insurance Co., Ltd.	825	118,757
Samsung Life Insurance Co., Ltd.	1,846	73,676
Samsung SDI Co., Ltd.	1,064	354,994
Samsung SDS Co., Ltd.	726	101,460
Shinhan Financial Group Co., Ltd.	9,911	250,395
SK Holdings Co., Ltd.	669	124,378
SK Hynix, Inc.	9,313	647,236
SK Innovation Co., Ltd.	1,302	138,790
SK Telecom Co., Ltd.	726	134,365
S-Oil Corp.	1,271	65,076
Woori Financial Group, Inc.	12,071	86,120

Total South Korea		12,213,039

	Shares	Value
Common Stocks (continued)
Spain - 2.3%
Abertis Infraestructuras SA*(c)(d)	5,353	$37,916
ACS Actividades de Construccion y Servicios SA	5,098	117,855
Aena SME SA‡*	1,429	186,384
Amadeus IT Group SA	7,675	384,446
Banco Bilbao Vizcaya Argentaria SA	119,558	372,812
Banco de Sabadell SA	122,275	41,787
Banco Santander SA	291,899	624,275
Bankinter SA	18,840	97,624
CaixaBank SA	68,134	146,635
Cellnex Telecom SA‡*	6,559	412,775
Enagas SA	6,171	155,941
Endesa SA	6,069	172,525
Ferrovial SA	9,762	239,414
Grifols SA(a)	6,952	203,052
Iberdrola SA	107,135	1,383,423
Iberdrola SA - Interim*(c)	2,434	31,430
Industria de Diseno Textil SA	18,655	496,781
Naturgy Energy Group SA	5,729	106,631
Red Electrica Corp. SA	8,920	174,251
Repsol SA	26,354	205,057
Telefonica SA	85,467	358,578

Total Spain		5,949,592

Sweden - 2.9%
Alfa Laval AB*	7,127	168,803
Assa Abloy AB, B Shares	16,323	357,768
Atlas Copco AB, A Shares	11,139	492,876
Atlas Copco AB, B Shares	6,761	261,348
Boliden AB	5,457	148,471
Electrolux AB, Series B(a)	5,163	96,866
Electrolux Professional AB, B Shares*	5,378	21,066
Epiroc AB, A Shares	11,241	157,226
Epiroc AB, B Shares	7,234	98,575
Essity AB, B Shares*	11,208	369,799
Hennes & Mauritz AB, B Shares	15,924	247,402
Hexagon AB, B Shares*	4,765	309,967
Industrivarden AB, A Shares*	9,563	236,452
Investor AB, B Shares	10,141	599,139
Kinnevik AB, B Shares	6,284	220,416
Lundin Energy AB	4,723	109,271
Sandvik AB*	19,897	369,999
Securitas AB, B Shares*	6,882	102,750
Skandinaviska Enskilda Banken AB, A Shares*	26,468	256,206
Skanska AB, B Shares*	7,121	143,740
SKF AB, B Shares	8,200	151,406
Svenska Cellulosa AB SCA, B Shares*	12,880	155,845
Svenska Handelsbanken AB, A Shares*	26,792	253,643
Swedbank AB, A Shares*	17,919	290,960
Swedish Match AB	3,598	276,929
Tele2 AB, B Shares	10,535	149,459
Telefonaktiebolaget LM Ericsson, B Shares	53,486	616,585
Telia Co. AB	45,199	176,165
Trelleborg AB, B Shares*	6,721	104,036
Volvo AB, B Shares*	27,397	472,808

Total Sweden		7,415,976

Switzerland - 9.7%
ABB Ltd.	32,504	813,583
Adecco Group AG	3,083	146,304
Alcon, Inc.*	7,949	480,593
Baloise Holding AG	1,019	155,477

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG(a)	30	$232,824
Cie Financiere Richemont SA	9,318	578,726
Clariant AG	5,883	111,232
Coca-Cola HBC AG*	4,175	109,758
Credit Suisse Group AG	41,089	438,758
EMS-Chemie Holding AG	200	172,914
Geberit AG	761	420,947
Givaudan SA	171	706,970
Julius Baer Group Ltd.	4,269	187,710
Kuehne + Nagel International AG*	804	138,669
LafargeHolcim Ltd.*	7,891	373,081
Lonza Group AG	1,362	851,306
Nestle SA(e)	49,794	5,917,040
Novartis AG	36,878	3,059,451
Partners Group Holding AG	370	358,408
PSP Swiss Property AG	1,313	147,076
Roche Holding AG(e)	12,462	4,330,261
Schindler Holding AG – Participating Certificate	1,147	290,627
SGS SA	123	323,286
Sika AG	2,638	581,421
Sonova Holding AG*	1,125	254,260
STMicroelectronics NV	10,879	306,302
Straumann Holding AG	170	167,402
Swatch Group AG (The) - Bearer	611	128,285
Swiss Life Holding AG	665	243,353
Swiss Prime Site AG	1,829	167,178
Swiss Re AG	5,113	403,330
Swisscom AG	471	251,524
Temenos AG	1,033	153,298
UBS Group AG	60,405	710,159
Vifor Pharma AG	1,223	172,957
Zurich Insurance Group AG	2,501	924,301

Total Switzerland		24,808,771

United Kingdom - 11.8%
3i Group PLC	19,687	229,865
Admiral Group PLC	5,168	162,792
Ashtead Group PLC	8,939	285,685
Associated British Foods PLC	6,585	152,546
AstraZeneca PLC	22,935	2,567,716
Auto Trader Group PLC‡	17,832	125,588
Aviva PLC	72,192	249,861
B&M European Value Retail SA	16,102	97,850
BAE Systems PLC	56,237	361,822
Barclays PLC	308,118	406,669
Barratt Developments PLC	20,348	136,365
Berkeley Group Holdings PLC	2,590	151,408
BP PLC	343,560	1,240,713
British American Tobacco PLC	40,158	1,330,597
British Land Co. PLC (The)	19,403	93,233
BT Group PLC	150,617	194,878
Bunzl PLC	6,866	198,075
Burberry Group PLC	8,367	137,546
Centrica PLC	102,048	65,322
CK Hutchison Holdings Ltd.	52,307	341,168
CNH Industrial NV*	16,100	110,117
Compass Group PLC	31,162	429,656
Croda International PLC	2,898	217,948
DCC PLC	1,982	177,726
Diageo PLC	40,215	1,478,429
Direct Line Insurance Group PLC	30,309	117,910
DS Smith PLC	28,829	98,833

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Experian PLC	16,419	$576,892
Fiat Chrysler Automobiles NV*	17,392	177,279
G4S PLC	34,172	63,710
GlaxoSmithKline PLC	85,876	1,724,271
GVC Holdings PLC	11,441	99,798
Hargreaves Lansdown PLC	7,816	179,421
HSBC Holdings PLC	354,204	1,590,862
IMI PLC	7,218	98,905
Imperial Brands PLC	16,952	283,904
Informa PLC	32,299	156,810
InterContinental Hotels Group PLC	3,645	168,208
International Consolidated Airlines Group SA	11,904	25,741
Intertek Group PLC	3,389	239,217
ITV PLC	72,116	53,649
John Wood Group PLC	14,216	35,647
Johnson Matthey PLC	3,994	117,371
Kingfisher PLC	44,313	140,691
Land Securities Group PLC	14,469	109,500
Legal & General Group PLC	108,085	303,584
Lloyds Banking Group PLC	1,253,769	432,538
London Stock Exchange Group PLC	5,483	610,546
M&G PLC	47,083	99,245
Marks & Spencer Group PLC(a)	40,194	50,106
Meggitt PLC	18,614	65,670
Melrose Industries PLC	97,403	108,998
Micro Focus International PLC	6,478	23,560
Mondi PLC	9,886	176,854
National Grid PLC	59,849	707,280
Natwest Group PLC	84,341	117,339
Next PLC	2,671	191,060
Ocado Group PLC*	9,088	244,882
Pearson PLC(a)	15,806	110,158
Persimmon PLC*	6,378	201,074
Prudential PLC	46,071	668,476
Quilter PLC‡	33,861	65,019
Reckitt Benckiser Group PLC	11,196	1,132,377
RELX PLC	32,258	683,769
Rentokil Initial PLC	32,968	231,151
Rolls-Royce Holdings PLC*	31,146	94,676
RSA Insurance Group PLC	23,911	134,665
Sage Group PLC (The)	22,350	213,965
Schroders PLC(a)	2,570	100,013
Severn Trent PLC	4,726	151,970
Smith & Nephew PLC	16,468	327,996
Smiths Group PLC	9,103	161,891
Spirax-Sarco Engineering PLC	1,267	171,449
SSE PLC	18,598	317,572
St James's Place PLC	11,392	140,878
Standard Chartered PLC	48,885	247,535
Standard Life Aberdeen PLC(a)	41,637	136,840
Subsea 7 SA*	6,409	48,172
Tate & Lyle PLC	12,144	103,795
Taylor Wimpey PLC	65,331	101,481
TechnipFMC PLC	9,017	70,394
Tesco PLC	178,148	507,621
Unilever NV	26,824	1,588,506
Unilever PLC	18,757	1,125,806
United Utilities Group PLC	13,654	161,288
Vodafone Group PLC	477,305	723,940
Weir Group PLC (The)	5,465	85,823
Whitbread PLC(a)	2,972	85,036
Wm Morrison Supermarkets PLC	50,751	124,462

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
WPP PLC	22,140	$165,054

Total United Kingdom		30,316,708

United States - 0.4%
Amcor PLC	31,496	325,484
Carnival PLC	2,959	32,103
Ferguson PLC	4,165	371,289
James Hardie Industries PLC	8,339	173,250
OneMarket Ltd.*(c)(d)	1,633	–
QIAGEN NV*	3,549	176,974
Samsonite International SA‡*	31,369	29,344

Total United States		1,108,444

Total Common Stocks
(Cost $288,725,691)		254,081,883
Preferred Stocks — 0.8%
Germany - 0.6%
FUCHS PETROLUB SE, 2.66%	2,844	124,768
Henkel AG & Co. KGaA, 2.22%	3,444	339,649
Porsche Automobil Holding SE*	3,256	185,157
Sartorius AG, 0.11%	644	247,802
Volkswagen AG*	3,528	521,483

Total Germany		1,418,859

South Korea - 0.2%
Samsung Electronics Co., Ltd., 2.83%	13,551	563,014

Total Preferred Stocks
(Cost $2,024,211)		1,981,873

Short-Term Investment — 1.2%

Money Market Fund — 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.06%(f)(g)
(Cost $3,087,257)	3,087,257	3,087,257

Total Investments — 101.1%
(Cost $293,837,159)		259,151,013
Other Assets and Liabilities, Net — (1.1)%		(2,865,348)
Net Assets — 100.0%		$256,285,665

		% of
Industry	Value	Net Assets
Financials	$40,519,007	15.8%
Industrials	37,331,161	14.6
Health Care	35,296,931	13.8
Consumer Staples	29,404,424	11.4
Consumer Discretionary	27,512,459	10.8
Information Technology	25,951,700	10.1
Materials	20,441,027	8.0
Communication Services	14,407,886	5.6
Utilities	10,036,043	3.9
Energy	8,185,894	3.2
Real Estate	6,977,224	2.7
Money Market Fund	3,087,257	1.2
Total Investments	$259,151,013	101.1%
Other Assets and Liabilities, Net	(2,865,348)	(1.1)
Total Net Assets	$256,285,665	100.0%

*	Non-income producing securities.
‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,684,622; total market value of collateral held by the Fund was $3,935,950. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $848,693.
(b)	Less than 0.05%.
(c)	Securities have been deemed illiquid because they may not be able to be resold within seven days at approximately the price shown. At July 31, 2020, the value of these securities was $69,346.
(d)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(e)	All or a portion of these securities have been segregated as collateral for forward foreign currency contracts. The total value of securities segregated amounted to $7,217,929.
(f)	Reflects the 1-day yield at July 31, 2020.
(g)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2020 (unaudited)

Forward Foreign Currency Contracts Outstanding as of July 31, 2020:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2020	Unrealized Appreciation
Swiss Franc	08/06/20	Morgan Stanley	11,316,210	$12,440,785	$12,441,632	$847
Danish Krone	08/06/20	Morgan Stanley	17,607,619	2,795,281	2,795,809	528
Euro	08/06/20	Morgan Stanley	32,984,253	39,007,435	39,009,028	1,593
South Korean Won#	08/06/20	Morgan Stanley	7,279,303,445	6,099,593	6,109,927	10,334
Norwegian Krone	08/06/20	Morgan Stanley	6,658,899	733,389	733,473	84
Swedish Krona	08/06/20	Morgan Stanley	32,062,931	3,666,578	3,667,109	531
Unrealized Appreciation				$64,743,061	$64,756,978	$13,917

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2020	Unrealized Appreciation
Australian Dollar	09/03/20	Morgan Stanley	(12,213,167)	$(8,759,991)	$(8,759,873)	$118
New Zealand Dollar	09/03/20	Morgan Stanley	(765,374)	(509,886)	(509,877)	9
Polish Zloty	09/03/20	Morgan Stanley	(1,125,722)	(301,762)	(301,743)	19
Unrealized Appreciation				$(9,571,639)	$(9,571,493)	$146

Total Unrealized Appreciation						$14,063

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2020	Unrealized (Depreciation)
Australian Dollar	08/06/20	Morgan Stanley	12,432,458	$8,916,404	$8,916,164	$(240)
British Pound	08/06/20	Morgan Stanley	14,165,847	18,593,775	18,593,293	(482)
Hong Kong Dollar	08/06/20	Morgan Stanley	32,863,892	4,240,621	4,240,420	(201)
Israeli Shekel	08/06/20	Morgan Stanley	2,098,727	616,935	616,924	(11)
Japanese Yen	08/06/20	Morgan Stanley	3,463,375,073	32,759,100	32,759,005	(95)
New Zealand Dollar	08/06/20	Morgan Stanley	767,331	511,186	511,163	(23)
Polish Zloty	08/06/20	Morgan Stanley	1,221,786	327,449	327,426	(23)
Singapore Dollar	08/06/20	Morgan Stanley	1,961,832	1,430,778	1,430,651	(127)
Unrealized Depreciation				$67,396,248	$67,395,046	$(1,202)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2020	Unrealized (Depreciation)
Australian Dollar	08/06/20	Morgan Stanley	(12,432,458)	$(8,560,195)	$(8,916,164)	$(355,969)
Swiss Franc	08/06/20	Morgan Stanley	(11,316,210)	(11,952,704)	(12,441,632)	(488,928)
Swiss Franc	09/03/20	Morgan Stanley	(11,146,792)	(12,262,754)	(12,265,235)	(2,481)
Danish Krone	08/06/20	Morgan Stanley	(17,607,619)	(2,655,253)	(2,795,809)	(140,556)
Danish Krone	09/03/20	Morgan Stanley	(18,027,897)	(2,863,571)	(2,864,230)	(659)
Euro	08/06/20	Morgan Stanley	(32,984,253)	(37,068,726)	(39,009,028)	(1,940,302)
Euro	09/03/20	Morgan Stanley	(32,268,893)	(38,180,467)	(38,186,559)	(6,092)
British Pound	08/06/20	Morgan Stanley	(14,165,847)	(17,504,590)	(18,593,293)	(1,088,703)
British Pound	09/03/20	Morgan Stanley	(13,411,813)	(17,604,976)	(17,606,351)	(1,375)
Hong Kong Dollar	08/06/20	Morgan Stanley	(32,863,892)	(4,237,949)	(4,240,420)	(2,471)
Hong Kong Dollar	09/03/20	Morgan Stanley	(32,189,741)	(4,153,319)	(4,153,513)	(194)
Israeli Shekel	08/06/20	Morgan Stanley	(2,098,727)	(606,903)	(616,924)	(10,021)
Israeli Shekel	09/03/20	Morgan Stanley	(2,060,273)	(605,885)	(605,907)	(22)
Japanese Yen	08/06/20	Morgan Stanley	(3,463,375,073)	(32,114,525)	(32,759,005)	(644,480)
Japanese Yen	09/03/20	Morgan Stanley	(3,266,883,770)	(30,906,747)	(30,910,624)	(3,877)
South Korean Won#	08/06/20	Morgan Stanley	(7,279,303,445)	(6,067,558)	(6,109,927)	(42,369)
South Korean Won#	09/03/20	Morgan Stanley	(7,610,694,880)	(6,374,074)	(6,388,471)	(14,397)
Norwegian Krone	08/06/20	Morgan Stanley	(6,658,899)	(690,396)	(733,473)	(43,077)
Norwegian Krone	09/03/20	Morgan Stanley	(6,876,415)	(757,433)	(757,528)	(95)
New Zealand Dollar	08/06/20	Morgan Stanley	(767,331)	(493,948)	(511,162)	(17,214)
Polish Zloty	08/06/20	Morgan Stanley	(1,221,786)	(308,934)	(327,426)	(18,492)
Swedish Krona	08/06/20	Morgan Stanley	(32,062,931)	(3,442,265)	(3,667,110)	(224,845)
Swedish Krona	09/03/20	Morgan Stanley	(32,581,433)	(3,726,939)	(3,727,538)	(599)
Singapore Dollar	08/06/20	Morgan Stanley	(1,961,832)	(1,406,082)	(1,430,651)	(24,569)
Singapore Dollar	09/03/20	Morgan Stanley	(1,878,192)	(1,369,718)	(1,369,729)	(11)

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2020 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2020	Unrealized (Depreciation)
Unrealized Depreciation				$(245,915,911)	$(250,987,709)	$(5,071,798)

Total Unrealized Depreciation						$(5,073,000)

Net Unrealized Appreciation (Depreciation)						$(5,058,937)

As of July 31, 2020, there was collateral segregated by the counterparty for forward foreign currency contracts in the amount of $7,217,929.

#	Non-deliverable forward.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(h)
Common Stocks	$254,012,537	$31,430	$37,916	(i)	$254,081,883
Preferred Stocks	1,981,873	–	–		1,981,873
Short-Term Investment:
Money Market Fund	3,087,257	–	–		3,087,257
Total Investments in Securities	259,081,667	31,430	37,916		259,151,013
Other Financial Instruments:(j)
Forward Foreign Currency Contracts	–	14,063	–		14,063
Total Investments in Securities and Other Financial Instruments	$259,081,667	$45,493	$37,916		$259,165,076
Liability Valuation Inputs
Other Financial Instruments:(j)
Forward Foreign Currency Contracts	$–	$5,073,000	$–		$5,073,000

(h)	For a complete listing of investments and their countries, see the Schedules of Investments.
(i)	The Level 3 securities, valued in total at $37,916, have been deemed illiquid and have been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.